OTHER OPERATING INCOME, NET - Summary of Details of Other income (expenses), net (Detail) (Parenthetical) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other Operating Income and Expense Net [Line items]
Cash transferred	R$ 135,000
Outcome of judicial settlement		R$ (396,818)
Sinlog Tecnologia em Logstica SA [Member]
Other Operating Income and Expense Net [Line items]
Gain relating to the sale of SINLOG TECNOLOGIA EM LOGÍSTICA S.A	R$ 14,884